Note 16 - Income Tax - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income tax expense using combined statutory rate of 26.5% (2019 - 26.5%, 2018 - 26.5%)	$ 38,545	$ (53,128)
Permanent differences	820	1,566
Tax effect of flow through entities		(307)
Adjustments to tax liabilities for prior periods	882	(328)
Non-deductible stock-based compensation	3,081	2,153
Excess tax benefits related to stock-based compensation		(3,672)
Foreign, state and provincial tax rate differential	(7,463)	(2,402)
Settlement of long-term incentive arrangement		83,310
Other taxes		(45)
Total	$ 35,865	$ 27,147